FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 3, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $75809

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      615    11019 SH       SOLE                    11019
Amazon.com Inc.                COM              023135106     1954    49115 SH       SOLE                    49115
American Express Co.           COM              025816109     1644    29154 SH       SOLE                    29154
American International Group,  COM              026874107     1508    22441 SH       SOLE                    22441
Amgen, Inc.                    COM              031162100      419     7495 SH       SOLE                     7495
Anheuser-Busch Companies, Inc. COM              035229103     1042    20640 SH       SOLE                    20640
Berkshire Hathaway Cl. B       COM              084670207     3811     1047 SH       SOLE                     1047
Capital One Financial, Inc.    COM              14040H105     1186    15720 SH       SOLE                    15720
Caterpillar, Inc.              COM              149123101     1433    21376 SH       SOLE                    21376
Cisco Systems, Inc.            COM              17275R102     2446    95821 SH       SOLE                    95821
Citigroup, Inc.                COM              172967101     2483    48370 SH       SOLE                    48370
Coca-Cola Co.                  COM              191216100     2887    60142 SH       SOLE                    60142
ConocoPhillips                 COM              20825C104     1580    23116 SH       SOLE                    23116
Costco Cos.                    COM              22160K105     1759    32669 SH       SOLE                    32669
Dell, Inc.                     COM              24702R101     2722   117295 SH       SOLE                   117295
Exxon Mobil Corp.              COM              30231G102      359     4764 SH       SOLE                     4764
Gannett Co., Inc.              COM              364730101      297     5275 SH       SOLE                     5275
General Electric Co.           COM              369604103     2679    75760 SH       SOLE                    75760
HSBC Holdings PLC Spons. ADR   COM              404280406     2067    23545 SH       SOLE                    23545
Home Depot, Inc.               COM              437076102     2976    81005 SH       SOLE                    81005
Intel Corp.                    COM              458140100     1147    59935 SH       SOLE                    59935
JPMorgan Chase & Co., Inc.     COM              46625H100     2646    54684 SH       SOLE                    54684
Johnson & Johnson, Inc.        COM              478160104     2334    38725 SH       SOLE                    38725
Medco Health Solutions, Inc.   COM              58405U102     1852    25534 SH       SOLE                    25534
Medtronic, Inc.                COM              585055106     2157    43962 SH       SOLE                    43962
Microsoft Corp.                COM              594918104     2880   103348 SH       SOLE                   103348
Nabors Industries, Inc.        COM              G6359F103     1209    40760 SH       SOLE                    40760
Oil Service Holders Tr. Dep. R COM              678002106     1865    12800 SH       SOLE                    12800
Paychex, Inc.                  COM              704326107      360     9515 SH       SOLE                     9515
Pfizer, Inc.                   COM              717081103     2489    98548 SH       SOLE                    98548
Procter & Gamble Co.           COM              742718109     2846    45060 SH       SOLE                    45060
Pulte Homes Corp.              COM              745867101     1064    40202 SH       SOLE                    40202
Stryker Corp.                  COM              863667101     1253    18898 SH       SOLE                    18898
Sysco Corp.                    COM              871829107     1803    53283 SH       SOLE                    53283
Time Warner, Inc.              COM              887317105     2261   114680 SH       SOLE                   114680
Tyco International Ltd.        COM              902124106     2393    75839 SH       SOLE                    75839
UnitedHealthcare Group, Inc.   COM              91324P102     2543    48015 SH       SOLE                    48015
Wal-Mart Stores                COM              931142103     2202    46894 SH       SOLE                    46894
Wells Fargo & Co.              COM              949746101     1938    56274 SH       SOLE                    56274
eBay, Inc.                     COM              278642103     1956    59000 SH       SOLE                    59000
iShares Dow Jones Select Divid COM              464287168      743    10400 SH       SOLE                    10400